Taxes	12 Months Ended
Dec. 31, 2022
Taxes
Income taxes

Note 10    Taxes

10.1    Operating taxes and levies

Although comprising a directly identifiable counterpart, the periodic spectrum fees are presented within the operating taxes and levies payables as they are set by and paid to States and local authorities.

10.1.1  Operating taxes and levies recognized in the income statement

(in millions of euros)	2022	2021	2020
Territorial Economic Contribution, IFER and similar taxes(1)	(642)	(652)	(795)
Spectrum fees	(373)	(360)	(341)
Levies on telecommunication services	(333)	(329)	(319)
Other operating taxes and levies	(534)	(586)	(469)
Total	(1,882)	(1,926)	(1,924)

(1)  In 2021, included a reduction in the territorial economic contribution (cotisation économique territoriale – CET) of 139 million euros. This decrease is explained by the reduction in the applicable rate of the business value added tax (cotisation sur la valeur ajoutée – CVAE), which is the main component of the CET.

The 2021 French Finance Act enacted the reduction of the applicable rate of the CVAE in France, effective January 1, 2021. The applicable rate for this tax was reduced from 1.5% to 0.75%.

The breakdown of operating taxes and levies per geographical area is as follows:

10.1.2  Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Value added tax (VAT)	1,114	1,025	966
Other operating taxes and levies	151	138	138
Operating taxes and levies - receivables	1,265	1,163	1,104
Value added tax (VAT)	(687)	(682)	(652)
Territorial Economic Contribution, IFER and similar taxes	(96)	(89)	(87)
Spectrum fees	(19)	(18)	(21)
Levies on telecommunication services	(107)	(143)	(128)
Other operating taxes and levies	(496)	(504)	(391)
Operating taxes and levies - payables	(1,405)	(1,436)	(1,279)
Operating taxes and levies - net	(140)	(273)	(175)

Changes in operating taxes and levies

(in millions of euros)	2022	2021	2020
Net tax liabilities and operating taxes and levies - in the opening balance	(273)	(175)	(197)
Operating taxes and levies recognized in profit or loss	(1,882)	(1,926)	(1,924)
Operating taxes and levies paid(1)	1,906	1,914	1,929
Changes in the scope of consolidation	—	(67)	—
Translation adjustment	42	(19)	20
Reclassifications and other items	68	(1)	(3)
Net tax liabilities and operating taxes and levies - in the closing balance	(140)	(273)	(175)

(1) In 2021, included the reclassification in the consolidated statement of cash flows of 34 million euros as investing activities corresponding to the VAT disbursement by Orange Polska in connection with the loss of exclusive control over the FiberCo in Poland (see Note 3.2).

Accounting policies

Value Added Tax (VAT) receivables and payables correspond to the VAT collected or deductible from various states. Collections and remittances to states have no impact on the income statement.

In the normal course of business, the Group regularly deals with differences of interpretation of tax law with the tax authorities, which can lead to tax reassessments or tax disputes.

Operating taxes and levies are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates its tax assets and liabilities (including provisions) based on the technical merits of the positions it defends versus the tax authorities.

10.2    Income taxes

10.2.1  Income taxes

(in millions of euros)	2022	2021	2020
Orange SA tax group	(541)	3	1,556
• Current tax	(417)	(129)	1,801
o/w tax income related to the 2005-2006 tax dispute	—	—	2,246
o/w current tax excluding the tax income related to the 2005-2006 tax dispute	(417)	(129)	(444)
• Deferred tax	(124)	133	(246)
Spanish tax group	50	(115)	(146)
• Current tax	—	—	(40)
• Deferred tax	50	(115)	(106)
Africa & Middle-East	(528)	(431)	(341)
• Current tax	(536)	(420)	(343)
• Deferred tax	8	(11)	2
United Kingdom	(74)	(264)	(137)
• Current tax	(75)	(76)	(75)
• Deferred tax	1	(188)	(63)
Other subsidiaries (1)	(172)	(156)	(83)
• Current tax	(140)	(125)	(99)
• Deferred tax	(32)	(31)	16
Total Income taxes	(1,265)	(962)	848
Current tax	(1,168)	(750)	1,245
o/w tax income related to the 2005-2006 tax dispute	—	—	2,246
o/w current tax excluding the tax income related to the 2005-2006 tax dispute	(1,168)	(750)	(1,001)
Deferred tax	(97)	(212)	(396)

(1)	In 2021, included a tax expense of (74) million euros in Poland related notably to the gain arising from the loss of sole control over the FiberCo (see Note 3.2).

The breakdown of current tax by geographical area or by tax group (excluding tax income related to the 2005–2006 tax dispute) is as follows:

(in millions of euros)

Orange SA tax group

Current tax expense

The current tax expense reflects the requirement to pay income tax calculated on the basis of taxable income.

Over the last three years, the income tax rate applicable in France has gradually decreased, from 32.02% in 2020 to 28.41% in 2021, and then to 25.83% in 2022.

The reduction in the corporate tax rate in France resulted in a reduction in the current tax expense of 35 million euros in 2022, 61 million euros in 2021 and 36 million euros in 2020.

In 2021, the current tax expense included tax income recorded resulting from the reassessment of an income tax charge booked in periods prior to those presented in the amount of 376 million euros.

In 2020, the current tax expense included tax income of 2,246 million euros, as a result of the decision issued by the Conseil d’État on November 13, 2020 in favor of Orange SA on a dispute in respect of the years 2005-2006.

Deferred tax expense

Deferred taxes are recorded at the tax rate expected at the time of their reversal, i.e. 25.83%.

In 2021, the deferred tax expense included deferred tax income of 316 million euros related to the recognition of an employee benefit liability for the French part-time for seniors plans (Temps Partiel Seniors – TPS).

Spanish tax group

Current tax expense

The corporate tax rate applicable is 25% for all fiscal years presented. The current income tax expense mainly represents the obligation to pay a minimum level of tax calculated on the basis of 75% of taxable income due to the 25% limit on the use of available tax loss carryforwards.

In 2022, as in 2021, the Spanish tax group was in deficit, which explains the absence of current tax expense recognized for the fiscal year.

Deferred tax expense

In 2022, a deferred tax income of 53 million euros was recognized to reflect the effect of the change in business projections in the recoverability of deferred tax assets.

To reflect the negative impact of the unfavorable developments in business plans on the recoverable amount of deferred tax assets, a deferred tax expense was recognized for (162) million euros in 2021 and (102) million euros in 2020.

Africa & Middle-East

The main contributors to the income tax expense are Guinea, Côte d’Ivoire, Mali and Senegal:

−  in Guinea, the corporate tax rate is 35% and the current tax expense amounts to (94) million euros in 2022, (63) million euros in 2021 and (47) million euros in 2020;

–  in Côte d’Ivoire, the corporate tax rate is 30% and the current tax expense amounts to (86) million euros in 2022, (91) million euros in 2021 and (77) million euros in 2020;

–  in Mali, the corporate tax rate is 30% and the current tax expense amounts to (64) million euros in 2022, (67) million euros in 2021 and (62) million euros in 2020;

–  in Senegal, the corporate tax rate is 30% and the current tax expense amounts to (55) million euros in 2022, (53) million euros in 2021 and (54) million euros in 2020.

United Kingdom

Current tax expense

The current income tax expense primarily reflects the taxation of activities related to Orange’s brand activities at a tax rate of 19%.

Deferred tax expense

In 2021, a corporate tax rate increase was passed which will rise to 25% from 2023 (it currently stands at 19%). The 2021 deferred tax expense therefore included an increase of (188) million euros in deferred tax liabilities recognized on the Orange brand.

In 2020, the deferred tax expense included an increase of (63) million euros in deferred tax liabilities recognized in the United Kingdom on the Orange brand. The British government canceled the tax rate reduction from 19% to 17% in 2020, provided for by the 2016 Finance Act, thus maintaining the rate at 19%. The deferred tax liabilities on the brand were recorded as of December 31, 2020 at a 19% tax rate.

Group tax proof

(in millions of euros)	Note	2022	2021	2020
Profit before tax		3,882	1,740	4,207
Statutory tax rate in France		25.83%	28.41%	32.02%
Theoretical income tax		(1,003)	(494)	(1,347)
Reconciling items :
Tax income related to the 2005-2006 tax dispute (1)		—	—	2,246
Impairment of goodwill (2)	7.1	(211)	(1,052)	—
Impact related to the loss of sole control over Orange Concessions		—	557	—
Share of profits (losses) of associates and joint ventures		—	1	(1)
Adjustment of prior-year taxes		(13)	(23)	1
Recognition / (derecognition) of deferred tax assets		83	(149)	(98)
Difference in tax rates (3)		10	85	157
Change in applicable tax rates (4)		—	(235)	(92)
Other reconciling items(5)		(130)	348	(18)
Effective income tax		(1,265)	(962)	848
Effective tax rate (ETR)		32.59%	55.31%	(20.17)%

(1)	Relates to the tax income of 2,246 million euros (including interests) recognized in 2020 following the favorable decision handed down on November 13, 2020 by the Conseil d'État on the tax dispute relating to fiscal years 2005–2006. Excluding this effect, the Group ETR was 33.2% in 2020.
(2)	Reconciliation effect calculated based on the tax rate applicable to the parent company of the Group. The difference in tax rates between the parent company and the subsidiary locally is presented below in “Difference in tax rates.” In 2022, impairment losses recorded on goodwill generates a reconciliation effect at the Group tax rate of (211) million euros. Excluding this effect, the Group ETR is 26.9% in 2022. In 2021, the impairment loss of (3,702) million euros recorded on goodwill in Spain generated a reconciliation effect at the Group tax rate of (1,052) million euros. Excluding this effect, the Group ETR was 17.7% in 2021.
(3)	The Group is present in jurisdictions in which tax rates are different from the French tax rate, mainly the United Kingdom (tax rate of 19%), Romania (tax rate of 16%), Poland (tax rate of 19%) and Guinea (tax rate of 35%).
(4)	Takes into account the remeasurement of deferred tax following tax legislation introducing changes in tax rates, as well as the impact of recognizing deferred tax in the period at tax rates different from the rate applicable in the current fiscal year.
(5)	In 2021, included a tax income recorded resulting from the reassessment of an income tax charge booked in periods prior to those presented.

10.2.2 Income tax on other comprehensive income

(in millions of euros)	2022		2021		2020
	Gross	Deferred	Gross	Deferred	Gross	Deferred
	amount	tax	amount	tax	amount	tax
Actuarial gains and losses on post-employment benefits	176	(47)	59	(14)	(13)	1
Assets at fair value	(112)	—	11	—	94	—
Cash flow hedges	295	(70)	317	(84)	22	(10)
Translation adjustment	(374)	—	200	—	(414)	—
Other comprehensive income of associates and joint ventures	51	—	1	—	—	—
Total presented in other comprehensive income	37	(117)	587	(98)	(311)	(9)

10.2.3 Tax position in the statement of financial position

	December 31, 2022			December 31, 2021			December 31, 2020
(in millions of euros)	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
Orange SA tax group
• Current tax	—	31	(31)	26	—	26	—	359	(359)
• Deferred tax (1)	135	—	135	362	—	362	327	—	327
Spanish tax group
• Current tax	1	—	1	13	—	13	12	—	12
• Deferred tax (2)	—	161	(161)	—	211	(211)	—	95	(95)
Africa & Middle-East
• Current tax	68	395	(327)	62	328	(266)	45	228	(183)
• Deferred tax	128	58	70	127	93	34	103	55	48
United Kingdom
• Current tax	2	—	2	—	5	(5)	—	4	(4)
• Deferred tax (3)	—	786	(786)	—	787	(787)	—	600	(600)
Other subsidiaries
• Current tax	77	112	(34)	80	92	(12)	70	82	(12)
• Deferred tax	157	120	38	202	94	109	244	105	139
Total
• Current tax	149	538	(389)	181	425	(244)	128	673	(545)
• Deferred tax	421	1,124	(704)	692	1,185	(493)	674	855	(181)

(1)	Mainly includes deferred tax assets on employee benefits.
(2)	The recognized deferred tax assets are offset by deferred tax liabilities on goodwill which is tax deductible.
(3)	Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2022	2021	2020
Net current tax assets/(liabilities) in the opening balance	(244)	(545)	(629)
Cash tax payments/(reimbursements)(1)(2)	1,022	1,028	(1,160)
Change in income statement (2)	(1,168)	(750)	1,245
Change in other comprehensive income	—	—	—
Change in retained earnings (3)	(2)	29	(2)
Changes in the scope of consolidation	—	1	—
Translation adjustment	2	(7)	4
Reclassification and other items	1	—	(4)
Net current tax assets/(liabilities) in the closing balance	(389)	(244)	(545)

(1)	In 2022, includes a tax refund of 11 million euros related to the loss of sole control over the FiberCo in Poland, reclassified in investing activities in the consolidated statement of cash flows.
(2)	In 2021, included disbursements and tax expenses on gains arising from the loss of sole control over Orange Concessions in France and FiberCo in Poland, in the amounts of 47 million euros and 27 million euros respectively, reclassified in investing activities in the consolidated statement of cash flows. In 2020, included a reimbursement and tax income of 2,246 million euros in respect of the tax dispute for 2005–2006.
(3)	Mainly corresponds to the tax effect of the remeasurement of the portion of subordinated notes denominated in foreign currency and the tax effects of transaction costs and premium paid related to the refinancing of subordinated notes.

Change in net deferred tax

(in millions of euros)	2022	2021	2020
Net deferred tax assets/(liabilities) in the opening balance	(493)	(181)	238
Change in income statement	(97)	(212)	(396)
Change in other comprehensive income	(117)	(98)	(9)
Change in retained earnings	—	5	—
Change in the scope of consolidation	(21)	(1)	(2)
Translation adjustment	25	(5)	(10)
Reclassification and other items	—	(1)	(2)
Net deferred tax assets/(liabilities) in the closing balance	(704)	(493)	(181)

Deferred tax assets and liabilities by type

	December 31, 2022			December 31, 2021			December 31, 2020
			Income			Income			Income
(in millions of euros)	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment
Provisions for employee benefit obligations	679	—	22	705	—	218	499	—	(154)
Fixed assets	465	1,481	(75)	528	1,476	(218)	552	1,275	(111)
Tax losses carryforward	3,935	—	20	3,958	—	37	3,887	—	8
Other temporary differences	2,658	3,168	(145)	2,673	2,960	(76)	2,690	2,821	(71)
Deferred tax	7,736	4,649	(178)	7,865	4,436	(38)	7,629	4,096	(327)
Depreciation of deferred tax assets	(3,791)	—	80	(3,922)	—	(174)	(3,714)	—	(69)
Netting	(3,525)	(3,525)	—	(3,251)	(3,251)	—	(3,241)	(3,241)	—
Total	421	1,124	(97)	692	1,185	(212)	674	855	(396)

At December 31, 2022, tax loss carryforwards mainly relates to Spain and Belgium.

At December 31, 2022, the unrecognized deferred tax assets mainly relate to Spain for 2.1 billion euros and Belgium (Belgian subsidiaries other than Orange Belgium) for 0.8 billion euros, and mostly include tax losses that can be carried forward indefinitely. In Spain, tax loss carryforwards for which a deferred tax asset has been recognized are expected to be fully utilized by 2027, unless affected by changes in current tax rules and changes in business projections. The deferred tax assets recognized for Spain amounted to 0.4 billion euros at December 31, 2022.

Most of the other tax loss carryforwards for which no deferred tax assets have been recognized will expire beyond 2027.

10.3    Developments in tax disputes and audits

Developments in tax disputes and audits in France

Tax audits

Orange SA was the subject of several tax audits for the years 2017–2018 and 2019–2020, for which the tax adjustments notified to date total approximately 520 million euros (including default penalties and interest). These adjustments mainly relate to the calculation of VAT on digital offerings, tax on electronic communication services on these same digital offerings, research tax credit, tax on television services, a portion of brand royalties paid by Orange SA to the UK company Orange Brand Services Ltd for reasons similar to the adjustments notified during the previous audits, as well as the non-inclusion in the tax base of income from the sale of equipment in 2019, and the reassessment of previous tax loss carryforwards used for fiscal years 2017 and 2018.

All of these adjustments are being challenged by Orange SA. In accordance with its accounting policies, the Group makes a best estimate of the risk of these adjustments based on the technical merits of the positions defended, for which the effects are non-material.

Orange SA was subject to a tax audit covering fiscal years 2015 and 2016. A tax adjustment was issued in 2019 covering the calculation of brand royalties paid by Orange SA to the UK company Orange Brand Services Ltd and deducted from its taxable income. The administration questions the inclusion of revenue from the roaming contract with Free and revenue from the fixed PSTN business. This adjustment request is being challenged by Orange SA, which has requested the opening of out-of-court proceedings and arbitration between the French and UK tax authorities. The additional tax expense would effectively result in double taxation that would fail to comply with the provisions of the Franco-British tax agreement and the European arbitration agreement.

Tax disputes

There were no major developments in other tax disputes over the period.

Developments in tax disputes and audits in the rest of the Group

In the same way as other telecom operators, the Group regularly deals with disagreements concerning the taxation of its network in various countries.

In the Democratic Republic of Congo, Orange was the subject of a tax audit for the years 2017–2019, for which the tax adjustments notified to date total approximately 146 million euros. These adjustments mainly relate to the recognition method for mobile prepaid revenue and the non-taxation of electronic money flows in third-party accounts to be transferred to end customers. All of these adjustments are being challenged by Orange RDC, which has appealed to the Finance Minister.

There were no major developments in other tax disputes and audits in the rest of the Group over the period.

Accounting policies

Current income tax and deferred tax are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates the tax assets and liabilities recognized in the statement of financial position based on the technical merits of the positions it defends versus that of the tax authorities.

Deferred taxes are recognized for all temporary differences between the carrying values of assets and liabilities and their tax basis, as well as for unused tax losses, using the liability method. Deferred tax assets are recognized only when their recovery is considered probable.

A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries, interests in joint ventures and associates, except to the extent that both of the following conditions are satisfied:

–  the Group is able to control the timing of the reversal of the temporary difference (e.g. the payment of dividends); and

–  it is probable that the temporary difference will not reverse in the foreseeable future.

Accordingly, for fully consolidated companies, a deferred tax liability is only recognized in the amount of the taxes payable on planned dividend distributions by the Group.

Deferred tax assets and liabilities are not discounted.

At each period end, the Group reviews the recoverable amount of the deferred tax assets carried by certain tax entities with significant tax losses carryforwards. The recoverability of the deferred tax assets is assessed in the light of the business plans used for impairment testing. This plan may be adjusted for any tax specificities.

Deferred tax assets arising on these tax losses are not recognized under certain circumstances specific to each company/tax consolidation group concerned, and particularly where:

–  entities cannot assess the probability of the tax loss carryforwards being set off against future taxable profits, due to the horizon for forecasts based on business plans used for impairment testing and uncertainties as to the economic environment;

–  entities have not yet begun to use the tax loss carryforwards;

–  entities do not expect to use the losses within the timeframe allowed by tax regulations;

–  it is estimated that tax losses are uncertain to be used due to risks of differing interpretations with regard to the application of tax legislation.